INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	$ 23,730	$ 12,253	$ 14,700
Deferred income tax (benefit) expense	(1,525)	2,133	(462)
Effective income tax expense	22,205	14,386	14,238
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	17,268	12,911	10,590
Deferred income tax (benefit) expense	(1,348)	2,616	(196)
Non Prc [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	6,462	(658)	4,110
Deferred income tax (benefit) expense	$ (177)	$ (483)	$ (266)